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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 2 of its series, Evergreen Equity Index Fund, Evergreen Strategic Value fund, for the period ended January 31, 2005.

These 2 series have a July 31 fiscal year end.

Date of reporting period: January 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen

EQUITY INDEX FUND

Semiannual Report
as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Equity Index Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen’s equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve’s intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy’s transition from recovery to expansion. During recovery, GDP typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40’s indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50’s to the low $40’s in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their “measured” removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed’s transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of January 31, 2005

MANAGEMENT TEAM

William E. Zieff

Global Structured Products Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

6-month return with sales
charge	1.65%	2.43%	6.45%	N/A	N/A

6-month return w/o sales
charge	7.85%	7.43%	7.45%	7.97%	7.84%

Average annual return*

1-year with sales charge	-0.44%	-0.16%	3.83%	N/A	N/A

1-year w/o sales charge	5.65%	4.84%	4.83%	5.88%	5.62%

5-year	-3.47%	-3.43%	-3.04%	-2.07%	-2.32%

10-year	10.24%	10.38%	10.43%	11.07%	10.87%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of (1) Class Y of the fund’s predecessor fund, Core Fund Equity Index Fund from 6/1/1991 through 7/27/1998 and (2) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of (1) Class A of the fund’s predecessor fund, Core Fund Equity Index Fund from 10/9/1996 to 7/27/1998, (2) Class Y of Core Fund Equity Index Fund from 6/1/1991 to 10/8/1996, and (3) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Neither Class I nor Y pays a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of January 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,078.50	$2.99
Class B	$ 1,000.00	$ 1,074.34	$6.90
Class C	$ 1,000.00	$ 1,074.50	$6.90
Class I	$ 1,000.00	$ 1,079.74	$1.68
Class IS	$ 1,000.00	$ 1,078.43	$2.99
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.33	$2.91
Class B	$ 1,000.00	$ 1,018.55	$6.72
Class C	$ 1,000.00	$ 1,018.55	$6.72
Class I	$ 1,000.00	$ 1,023.59	$1.63
Class IS	$ 1,000.00	$ 1,022.33	$2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	January 31,	Year Ended July 31,				Year Ended June 30,
	2005
CLASS A	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$41.29	$ 37.12	$ 34.22	$ 45.47	$ 45.95	$ 54.73	$ 52.03

Income from investment operations
Net investment income	0.39	0.46	0.42	0.38	0.02	0.35	0.40
Net realized and unrealized gains or losses on securities
and futures contracts	2.84	4.18	2.90	(11.25)	(0.48)	(8.56)	3.09

Total from investment operations	3.23	4.64	3.32	(10.87)	(0.46)	(8.21)	3.49

Distributions to shareholders from
Net investment income	(0.38)	(0.47)	(0.42)	(0.38)	(0.02)	(0.32)	(0.43)
Net realized gains	0	0	0	0	0	(0.25)	(0.36)

Total distributions to shareholders	(0.38)	(0.47)	(0.42)	(0.38)	(0.02)	(0.57)	(0.79)

Net asset value, end of period	$44.14	$ 41.29	$ 37.12	$ 34.22	$ 45.47	$ 45.95	$ 54.73

Total return[2]	7.85%	12.51%	9.83%	(24.04%)	(1.00%)	(15.10%)	6.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$253,946	$245,244	$207,813	$167,152	$95,801	$86,350	$79,991
Ratios to average net assets
Expenses[3]	0.57%[4]	0.57%	0.57%	0.57%	0.55%[4]	0.55%	0.55%
Net investment income	1.81%[4]	1.12%	1.25%	0.94%	0.65%[4]	0.72%	0.78%
Portfolio turnover rate	2%	3%	13%	7%	0%	17%	12%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	January 31,	Year Ended July 31,				Year Ended June 30,
	2005
CLASS B	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$41.09	$ 36.95	$ 34.07	$ 45.25	$ 45.75	$ 54.62	$ 52.00

Income from investment operations
Net investment income (loss)	0.22[2]	0.15	0.16	0.10	0	0	0.03
Net realized and unrealized gains or losses on securities
and futures contracts	2.83	4.16	2.89	(11.20)	(0.50)	(8.56)	3.05

Total from investment operations	3.05	4.31	3.05	(11.10)	(0.50)	(8.56)	3.08

Distributions to shareholders from
Net investment income	(0.23)	(0.17)	(0.17)	(0.08)	0	(0.06)	(0.10)
Net realized gains	0	0	0	0	0	(0.25)	(0.36)

Total distributions to shareholders	(0.23)	(0.17)	(0.17)	(0.08)	0	(0.31)	(0.46)

Net asset value, end of period	$43.91	$ 41.09	$ 36.95	$ 34.07	$ 45.25	$ 45.75	$ 54.62

Total return[3]	7.43%	11.67%	9.01%	(24.57%)	(1.09%)	(15.73%)	5.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$197,392	$201,550	$188,488	$181,411	$206,205	$207,011	$203,984
Ratios to average net assets
Expenses[4]	1.32%[5]	1.32%	1.32%	1.32%	1.30%[5]	1.30%	1.30%
Net investment income (loss)	1.05%[5]	0.37%	0.50%	0.19%	(0.07%)[5]	(0.04%)	0.03%
Portfolio turnover rate	2%	3%	13%	7%	0%	17%	12%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	January 31,	Year Ended July 31,				Year Ended June 30,
	2005
CLASS C	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$41.14	$ 37.00	$ 34.12	$ 45.32	$ 45.82	$ 54.69	$ 52.06

Income from investment operations
Net investment income	0.22	0.15	0.17	0.11	0	0.04	0.06
Net realized and unrealized gains or losses on securities
and futures contracts	2.84	4.16	2.88	(11.23)	(0.50)	(8.60)	3.03

Total from investment operations	3.06	4.31	3.05	(11.12)	(0.50)	(8.56)	3.09

Distributions to shareholders from
Net investment income	(0.23)	(0.17)	(0.17)	(0.08)	0	(0.06)	(0.10)
Net realized gains	0	0	0	0	0	(0.25)	(0.36)

Total distributions to shareholders	(0.23)	(0.17)	(0.17)	(0.08)	0	(0.31)	(0.46)

Net asset value, end of period	$43.97	$ 41.14	$ 37.00	$ 34.12	$ 45.32	$ 45.82	$ 54.69

Total return[2]	7.45%	11.66%	9.00%	(24.57%)	(1.09%)	(15.71%)	5.97%

Ratios and supplemental data
Net assets, end of period (thousands)	$202,637	$199,725	$185,702	$155,305	$118,504	$114,451	$54,707
Ratios to average net assets
Expenses[3]	1.32%[4]	1.32%	1.32%	1.32%	1.30%[4]	1.31%	1.31%
Net investment income (loss)	1.05%[4]	0.37%	0.50%	0.18%	(0.07%)[4]	(0.02%)	0.01%
Portfolio turnover rate	2%	3%	13%	7%	0%	17%	12%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	January 31,	Year Ended July 31,				Year Ended June 30,
	2005
CLASS I	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$41.31	$ 37.14	$ 34.23	$ 45.48	$ 45.97	$ 54.75	$ 52.06

Income from investment operations
Net investment income	0.45	0.59	0.51	0.45	0.03	0.52	0.56
Net realized and unrealized gains or losses on securities
and futures contracts	2.83	4.15	2.90	(11.21)	(0.49)	(8.61)	3.06

Total from investment operations	3.28	4.74	3.41	(10.76)	(0.46)	(8.09)	3.62

Distributions to shareholders from
Net investment income	(0.43)	(0.57)	(0.50)	(0.49)	(0.03)	(0.44)	(0.57)
Net realized gains	0	0	0	0	0	(0.25)	(0.36)

Total distributions to shareholders	(0.43)	(0.57)	(0.50)	(0.49)	(0.03)	(0.69)	(0.93)

Net asset value, end of period	$44.16	$ 41.31	$ 37.14	$ 34.23	$ 45.48	$ 45.97	$ 54.75

Total return	7.97%	12.78%	10.13%	(23.83%)	(1.00%)	(14.88%)	7.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$371,929	$393,068	$429,681	$363,264	$289,307	$288,421	$539,804
Ratios to average net assets
Expenses[2]	0.32%[3]	0.32%	0.32%	0.32%	0.30%[3]	0.30%	0.30%
Net investment income	2.07%[3]	1.38%	1.49%	1.19%	0.93%[3]	0.95%	1.04%
Portfolio turnover rate	2%	3%	13%	7%	0%	17%	12%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended
	January 31,	Year Ended July 31,				Year Ended June 30,
	2005
CLASS IS	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$41.29	$ 37.12	$ 34.22	$ 45.46	$ 45.95	$ 54.73	$ 52.04

Income from investment operations
Net investment income	0.39	0.46	0.42	0.38	0.02	0.36	0.41
Net realized and unrealized gains or losses on securities
and futures contracts	2.84	4.18	2.90	(11.24)	(0.49)	(8.57)	3.07

Total from investment operations	3.23	4.64	3.32	(10.86)	(0.47)	(8.21)	3.48

Distributions to shareholders from
Net investment income	(0.38)	(0.47)	(0.42)	(0.38)	(0.02)	(0.32)	(0.43)
Net realized gains	0	0	0	0	0	(0.25)	(0.36)

Total distributions to shareholders	(0.38)	(0.47)	(0.42)	(0.38)	(0.02)	(0.57)	(0.79)

Net asset value, end of period	$44.14	$ 41.29	$ 37.12	$ 34.22	$ 45.46	$ 45.95	$ 54.73

Total return	7.84%	12.51%	9.83%	(24.03%)	(1.02%)	(15.10%)	6.74%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,203	$15,426	$12,807	$11,559	$13,883	$14,173	$18,708
Ratios to average net assets
Expenses[2]	0.57%[3]	0.57%	0.57%	0.57%	0.55%[3]	0.55%	0.55%
Net investment income	1.80%[3]	1.13%	1.25%	0.95%	0.68%[3]	0.71%	0.79%
Portfolio turnover rate	2%	3%	13%	7%	0%	17%	12%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.2%
Cooper Tire & Rubber Co.	7,052	$152,394
Dana Corp.	14,109	223,910
Delphi Corp.	52,858	401,192
Goodyear Tire & Rubber Co. (p) *	16,518	255,038
Johnson Controls, Inc.	17,929	1,060,680
Visteon Corp. (p)	12,201	90,531

		2,183,745

Automobiles 0.6%
Ford Motor Co.	172,336	2,269,665
General Motors Corp. (p)	53,201	1,958,329
Harley-Davidson, Inc.	27,673	1,663,424

		5,891,418

Distributors 0.1%
Genuine Parts Co.	16,448	696,244

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	59,648	3,435,725
Darden Restaurants, Inc.	14,808	437,725
Harrah’s Entertainment, Inc.	10,556	667,561
Hilton Hotels Corp.	36,360	809,010
International Game Technology	32,461	1,016,029
Marriott International, Inc., Class A	21,062	1,330,697
McDonald’s Corp.	118,416	3,835,494
Starbucks Corp. *	37,674	2,034,396
Starwood Hotels & Resorts Worldwide, Inc., Class B	19,523	1,130,187
Wendy’s International, Inc.	10,736	421,066
Yum! Brands, Inc.	27,591	1,278,843

		16,396,733

Household Durables 0.6%
Black & Decker Corp.	7,605	626,652
Centex Corp.	11,707	717,756
Fortune Brands, Inc.	13,578	1,140,280
KB Home	4,363	474,040
Leggett & Platt, Inc.	17,981	512,459
Maytag Corp. (p)	7,462	117,228
Newell Rubbermaid, Inc. (p)	25,883	557,002
Pulte Homes, Inc.	12,014	793,885
Snap-On, Inc. (p)	5,420	179,456
Stanley Works	7,748	368,495
Whirlpool Corp.	6,257	427,103

		5,914,356

Internet & Catalog Retail 0.5%
eBay, Inc. *	62,439	5,088,778

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.2%
Brunswick Corp.	9,061	$417,893
Eastman Kodak Co. (p)	27,002	893,496
Hasbro, Inc.	16,673	326,791
Mattel, Inc.	39,086	760,223

		2,398,403

Media 3.9%
Clear Channel Communications, Inc.	54,021	1,751,901
Comcast Corp., Class A *	209,091	6,730,639
Dow Jones & Co., Inc. (p)	7,718	294,210
Gannett Co., Inc.	24,042	1,924,322
Interpublic Group of Companies, Inc. (p) *	39,832	519,808
Knight Ridder, Inc.	7,253	472,243
McGraw-Hill Companies, Inc.	17,887	1,618,773
Meredith Corp.	4,709	226,173
New York Times Co., Class A	13,664	531,256
News Corp., Ltd., ADR	246,090	4,183,530
Omnicom Group, Inc.	17,550	1,489,820
Time Warner, Inc. *	431,424	7,765,632
Tribune Co.	29,925	1,196,402
Univision Communications, Inc., Class A *	30,443	831,398
Viacom, Inc., Class B	160,596	5,996,655
Walt Disney Co.	192,456	5,510,015

		41,042,777

Multi-line Retail 1.1%
Big Lots, Inc. (p) *	10,631	119,705
Dillards, Inc., Class A (p)	7,736	202,993
Dollar General Corp.	30,863	623,741
Family Dollar Stores, Inc.	15,794	528,309
Federated Department Stores, Inc.	15,937	905,222
J.C. Penney Co., Inc.	26,901	1,149,211
Kohl’s Corp. *	32,316	1,519,175
May Department Stores Co.	27,502	932,318
Nordstrom, Inc.	13,194	636,610
Sears, Roebuck & Co. (p)	19,480	978,870
Target Corp.	84,340	4,281,942

		11,878,096

Specialty Retail 2.4%
AutoNation, Inc. (p) *	24,920	474,477
AutoZone, Inc. *	7,515	670,714
Bed Bath & Beyond, Inc. *	28,345	1,142,020
Best Buy Co., Inc.	30,555	1,643,553
Circuit City Stores, Inc.	18,406	263,574
Gap, Inc.	82,580	1,817,586

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

		Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Home Depot, Inc.		206,836	$8,534,053
Limited Brands, Inc.		38,281	907,260
Lowe’s Companies, Inc.		72,786	4,148,074
Office Depot, Inc. *		29,426	508,776
OfficeMax, Inc.		8,802	259,747
RadioShack Corp.		14,926	494,349
Sherwin-Williams Co.		13,313	575,122
Staples, Inc.		46,897	1,535,408
Tiffany & Co. (p)		13,705	430,748
TJX Companies, Inc.		45,387	1,136,490
Toys “R” Us, Inc. *		20,256	434,491

			24,976,442

Textiles, Apparel & Luxury Goods	0.5%
Coach, Inc. *		17,794	998,243
Jones Apparel Group, Inc.		11,512	387,149
Liz Claiborne, Inc.		10,224	428,795
Nike, Inc., Class B		24,723	2,141,753
Reebok International, Ltd.		5,475	243,802
VF Corp.		10,462	556,055

			4,755,797

CONSUMER STAPLES 10.8%
Beverages 2.3%
Adolph Coors Co., Class B (p)		3,525	262,965
Anheuser-Busch Companies, Inc.		74,416	3,659,779
Brown-Forman Corp., Class B		11,471	553,246
Coca-Cola Co.		227,886	9,454,990
Coca-Cola Enterprises, Inc.		44,196	970,102
Pepsi Bottling Group, Inc.		23,555	644,229
PepsiCo, Inc.		158,661	8,520,096

			24,065,407

Food & Staples Retailing 3.3%
Albertsons, Inc. (p)		34,667	793,181
Costco Wholesale Corp.		44,182	2,088,483
CVS Corp.		37,682	1,746,561
Kroger Co. *		69,616	1,190,434
Safeway, Inc. (p) *		42,150	794,527
SUPERVALUE, Inc.		12,645	399,708
SYSCO Corp.		60,262	2,107,362
Wal-Mart Stores, Inc.		398,881	20,901,364
Walgreen Co.		96,260	4,101,639

			34,123,259

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

		Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.3%
Archer-Daniels-Midland Co.		61,648	$1,491,882
Campbell Soup Co.		38,755	1,136,297
ConAgra Foods, Inc.		48,441	1,429,009
General Mills, Inc.		34,319	1,818,564
H.J. Heinz Co.		32,903	1,244,062
Hershey Foods Corp.		23,178	1,355,681
Kellogg Co.		38,892	1,736,139
McCormick & Co., Inc.		12,877	478,638
Sara Lee Corp.		73,921	1,735,665
Wm. Wrigley Jr. Co.		21,140	1,488,045

			13,913,982

Household Products 1.8%
Clorox Co.		14,316	850,657
Colgate-Palmolive Co.		49,947	2,624,215
Kimberly-Clark Corp.		45,939	3,009,464
Procter & Gamble Co.		238,929	12,718,191

			19,202,527

Personal Products 0.7%
Alberto-Culver Co.		8,572	465,031
Avon Products, Inc.		44,547	1,880,774
Gillette Co.		93,513	4,742,980

			7,088,785

Tobacco 1.4%
Altria Group, Inc.		193,332	12,340,381
Reynolds American, Inc. (p)		13,898	1,117,677
UST, Inc.		15,563	788,422

			14,246,480

ENERGY 7.5%
Energy Equipment & Services	1.0%
Baker Hughes, Inc.		31,598	1,368,193
BJ Services Co. *		15,212	730,937
Halliburton Co.		47,234	1,942,734
Nabors Industries, Ltd. *		14,082	709,733
Noble Corp. *		12,750	680,213
Rowan Companies, Inc. (p) *		10,100	284,416
Schlumberger, Ltd.		55,453	3,773,022
Transocean, Inc. (p) *		30,288	1,332,672

			10,821,920

Oil & Gas 6.5%
Amerada Hess Corp. (p)		8,633	748,050
Anadarko Petroleum Corp.		23,297	1,542,494
Apache Corp.		30,750	1,673,415

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Ashland, Inc.	6,694	$410,878
Burlington Resources, Inc.	36,875	1,611,806
ChevronTexaco Corp.	199,551	10,855,575
ConocoPhillips	65,013	6,032,556
Devon Energy Corp.	45,778	1,861,791
El Paso Corp. (p)	60,585	658,559
EOG Resources, Inc.	11,169	829,298
Exxon Mobil Corp.	607,645	31,354,482
Kerr-McGee Corp. (p)	14,288	882,284
Kinder Morgan, Inc.	11,668	875,567
Marathon Oil Corp.	32,643	1,264,263
Occidental Petroleum Corp.	37,179	2,170,510
Sunoco, Inc.	6,888	602,631
Unocal Corp.	24,789	1,179,213
Valero Energy Corp.	24,173	1,257,721
Williams Companies, Inc.	52,412	881,046
XTO Energy, Inc.	24,521	880,549

		67,572,688

FINANCIALS 20.6%
Capital Markets 2.9%
Bank of New York Co.	73,176	2,174,059
Bear Stearns Companies, Inc.	9,725	982,808
Charles Schwab Corp.	126,871	1,426,030
E*TRADE Financial Corp. *	35,030	481,663
Federated Investors, Inc., Class B (p)	10,121	297,355
Franklin Resources, Inc.	23,489	1,593,964
Goldman Sachs Group, Inc.	45,605	4,918,499
Janus Capital Group, Inc.	22,256	330,056
Lehman Brothers Holdings, Inc.	25,376	2,314,037
Mellon Financial Corp. (p)	39,894	1,170,889
Merrill Lynch & Co., Inc.	87,729	5,269,881
Morgan Stanley	103,097	5,769,308
Northern Trust Corp.	20,647	901,035
State Street Corp.	31,404	1,407,213
T. Rowe Price Group, Inc.	12,070	722,390

		29,759,187

Commercial Banks 6.0%
AmSouth Bancorp	33,447	834,168
Bank of America Corp.	380,449	17,641,420
BB&T Corp.	52,027	2,053,506
Comerica, Inc.	16,065	929,521
Compass Bancshares, Inc. (p)	11,552	540,980
Fifth Third Bancorp (p)	55,705	2,588,611
First Horizon National Corp. (p)	11,597	493,684

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Huntington Bancshares, Inc.	21,768	$500,011
KeyCorp.	38,299	1,279,953
M&T Bank Corp.	10,939	1,119,716
Marshall & Ilsley Corp.	21,045	900,937
National City Corp.	63,817	2,268,694
North Fork Bancorp, Inc.	44,330	1,272,271
PNC Financial Services Group, Inc.	26,622	1,434,127
Regions Financial Corp. (p)	43,778	1,400,896
SunTrust Banks, Inc.	34,923	2,515,155
Synovus Financial Corp.	29,166	791,274
U.S. Bancorp	175,867	5,284,803
Wachovia Corp. °	151,046	8,284,873
Wells Fargo & Co.	159,357	9,768,584
Zions Bancorp	8,445	572,740

		62,475,924

Consumer Finance 1.3%
American Express Co.	118,226	6,307,357
Capital One Financial Corp.	22,861	1,789,559
MBNA Corp.	120,344	3,198,744
Providian Financial Corp. (p) *	27,608	460,501
SLM Corp.	40,485	2,031,942

		13,788,103

Diversified Financial Services 3.8%
CIT Group, Inc.	19,797	799,205
Citigroup, Inc.	488,821	23,976,670
JPMorgan Chase & Co.	335,547	12,525,969
Moody’s Corp.	13,931	1,167,139
Principal Financial Group, Inc.	28,912	1,173,249

		39,642,232

Insurance 4.3%
ACE, Ltd.	26,769	1,161,775
AFLAC, Inc.	47,658	1,882,968
Allstate Corp.	64,634	3,260,139
AMBAC Financial Group, Inc.	10,235	786,867
American International Group, Inc.	245,324	16,262,528
AON Corp. (p)	29,807	677,811
Chubb Corp.	18,043	1,343,843
Cincinnati Financial Corp.	15,828	698,331
Hartford Financial Services Group, Inc.	27,665	1,861,578
Jefferson-Pilot Corp. (p)	12,859	641,664
Lincoln National Corp.	16,445	758,772
Loews Corp.	17,472	1,188,096
Marsh & McLennan Co.	49,631	1,613,007

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MBIA, Inc.	13,255	$791,854
MetLife, Inc.	70,109	2,786,833
Progressive Corp.	18,857	1,577,388
Prudential Financial, Inc.	48,319	2,604,877
SAFECO Corp. (p)	11,946	553,100
St. Paul Travelers Companies, Inc.	63,056	2,367,122
Torchmark Corp.	10,183	555,992
UnumProvident Corp. (p)	27,926	479,489
XL Capital, Ltd., Class A	13,060	976,627

		44,830,661

Real Estate 0.5%
Apartment Investment & Management Co., Class A REIT	8,927	320,479
Archstone-Smith, Inc. REIT	18,431	632,183
Equity Office Properties Trust REIT	37,981	1,062,709
Equity Residential Properties Trust REIT	26,634	840,036
Plum Creek Timber Co., Inc. REIT	17,290	617,599
ProLogis REIT	17,321	660,623
Simon Property Group, Inc. REIT	20,832	1,235,338

		5,368,967

Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	54,669	2,022,753
Fannie Mae	91,167	5,887,565
Freddie Mac	64,948	4,240,455
Golden West Financial Corp.	28,841	1,863,706
MGIC Investment Corp.	9,116	582,512
Sovereign Bancorp, Inc.	35,301	802,745
Washington Mutual, Inc.	82,235	3,318,182

		18,717,918

HEALTH CARE 12.5%
Biotechnology 1.3%
Amgen, Inc. *	119,634	7,446,020
Applera Corp. – Applied Biosystems Group	18,464	370,203
Biogen Idec, Inc. *	31,417	2,040,848
Chiron Corp. (p) *	17,598	578,094
Genzyme Corp. *	23,346	1,358,971
Gilead Sciences, Inc. *	40,776	1,349,686
MedImmune, Inc. *	23,427	554,166

		13,697,988

Health Care Equipment & Supplies 2.3%
Bausch & Lomb, Inc.	5,036	367,074
Baxter International, Inc.	58,063	1,960,207
Becton, Dickinson & Co.	23,857	1,351,499
Biomet, Inc.	23,843	1,012,851

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Boston Scientific Corp. *	79,541	$2,629,625
C.R. Bard, Inc.	9,857	668,305
Fisher Scientific International, Inc. *	11,047	697,618
Guidant Corp.	30,006	2,175,135
Hospira, Inc. *	14,703	424,770
Medtronic, Inc.	113,849	5,975,934
Millipore Corp. *	4,684	203,894
PerkinElmer, Inc.	12,066	277,397
St. Jude Medical, Inc. *	33,677	1,322,833
Stryker Corp.	37,866	1,860,735
Thermo Electron Corp. *	15,066	451,076
Waters Corp. *	11,382	558,629
Zimmer Holdings, Inc. *	23,105	1,821,829

		23,759,411

Health Care Providers & Services 2.3%
Aetna, Inc.	13,907	1,766,884
AmerisourceBergen Corp.	9,901	577,030
Cardinal Health, Inc.	40,697	2,292,055
Caremark Rx, Inc. *	42,816	1,674,106
CIGNA Corp.	12,645	1,014,761
Express Scripts, Inc. (p) *	7,157	530,978
HCA, Inc. (p)	39,674	1,766,286
Health Management Associates, Inc.	22,926	506,206
Humana, Inc. *	15,015	514,564
IMS Health, Inc.	21,848	510,806
Laboratory Corp. of America Holdings *	13,030	623,485
Manor Care, Inc.	8,142	281,306
McKesson Corp.	27,684	954,821
Medco Health Solutions, Inc. *	25,666	1,092,602
Quest Diagnostics, Inc.	9,532	908,400
Tenet Healthcare Corp. (p) *	43,955	436,473
UnitedHealth Group, Inc.	61,565	5,473,129
WellPoint, Inc. *	27,801	3,377,822

		24,301,714

Pharmaceuticals 6.6%
Abbott Laboratories	146,690	6,603,984
Allergan, Inc.	12,366	939,198
Bristol-Myers Squibb Co.	183,256	4,295,521
Eli Lilly & Co.	106,589	5,781,387
Forest Laboratories, Inc. *	34,700	1,441,091
Johnson & Johnson	279,529	18,085,526
King Pharmaceuticals, Inc. *	22,752	239,123
Merck & Co., Inc.	208,874	5,858,916
Mylan Laboratories, Inc. (p)	25,347	421,520

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Pfizer, Inc.	709,342	$17,137,703
Schering-Plough Corp.	138,719	2,574,625
Watson Pharmaceuticals, Inc. *	10,314	307,667
Wyeth	125,667	4,980,183

		68,666,444

INDUSTRIALS 11.7%
Aerospace & Defense 2.1%
Boeing Co.	79,081	4,001,498
General Dynamics Corp.	18,865	1,947,811
Goodrich Corp.	11,202	384,229
Honeywell International, Inc.	81,019	2,915,064
L-3 Communications Holdings, Inc.	10,847	774,584
Lockheed Martin Corp.	41,695	2,410,388
Northrop Grumman Corp.	34,683	1,799,354
Raytheon Co.	42,579	1,592,455
Rockwell Collins, Inc.	16,628	713,341
United Technologies Corp.	48,135	4,846,232

		21,384,956

Air Freight & Logistics 1.0%
FedEx Corp.	28,311	2,707,947
Ryder System, Inc.	6,056	275,851
United Parcel Service, Inc., Class B	105,567	7,883,743

		10,867,541

Airlines 0.1%
Delta Air Lines, Inc. (p) *	13,116	70,695
Southwest Airlines Co.	73,429	1,063,252

		1,133,947

Building Products 0.2%
American Standard Companies, Inc. *	20,206	809,048
Masco Corp.	42,197	1,552,850

		2,361,898

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. (p) *	29,976	249,101
Apollo Group, Inc., Class A *	17,447	1,364,181
Avery Dennison Corp. (p)	10,404	625,176
Cendant Corp.	99,167	2,335,383
Cintas Corp.	16,168	703,308
Equifax, Inc.	12,724	360,089
H&R Block, Inc.	15,515	749,530
Monster Worldwide, Inc. *	11,217	350,980
Pitney Bowes, Inc.	21,722	971,842

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
R. R. Donnelley & Sons Co.	20,684	$691,880
Robert Half International, Inc. (p)	16,331	495,482
Waste Management, Inc.	53,889	1,562,781

		10,459,733

Construction & Engineering 0.0%
Fluor Corp. (p)	7,893	422,591

Electrical Equipment 0.5%
American Power Conversion Corp.	18,015	383,179
Cooper Industries, Ltd., Class A	8,644	600,758
Emerson Electric Co.	39,534	2,658,266
Power-One, Inc. (p) *	7,906	58,742
Rockwell Automation, Inc.	17,349	982,821

		4,683,766

Industrial Conglomerates 4.8%
3M Co.	73,330	6,186,119
General Electric Co.	995,785	35,977,712
Textron, Inc.	12,953	932,357
Tyco International, Ltd.	189,472	6,847,518

		49,943,706

Machinery 1.4%
Caterpillar, Inc.	32,141	2,863,763
Cummins, Inc. (p)	4,287	332,971
Danaher Corp.	29,069	1,595,307
Deere & Co.	23,373	1,622,787
Dover Corp.	19,155	733,637
Eaton Corp.	14,307	972,733
Illinois Tool Works, Inc.	27,851	2,422,480
Ingersoll-Rand Co., Ltd., Class A	16,221	1,206,518
ITT Industries, Inc.	8,695	741,597
Navistar International Corp. *	6,577	255,977
Paccar, Inc.	16,363	1,156,210
Pall Corp.	11,679	314,515
Parker Hannifin Corp.	11,253	733,245

		14,951,740

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	35,408	1,705,957
CSX Corp.	20,235	808,793
Norfolk Southern Corp.	37,300	1,302,516
Union Pacific Corp.	24,450	1,457,220

		5,274,486

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	8,485	$519,367

INFORMATION TECHNOLOGY 15.5%
Communications Equipment 2.5%
ADC Telecommunications, Inc. (p) *	76,187	195,801
Andrew Corp. (p) *	15,146	197,807
Avaya, Inc. *	43,120	618,772
CIENA Corp. (p) *	53,854	137,328
Cisco Systems, Inc. *	620,214	11,188,661
Comverse Technology, Inc. *	18,617	416,090
Corning, Inc. *	132,076	1,444,911
JDS Uniphase Corp. (p) *	136,011	291,063
Lucent Technologies, Inc. (p) *	416,378	1,357,392
Motorola, Inc.	229,299	3,609,166
QUALCOMM, Inc.	154,385	5,749,297
Scientific-Atlanta, Inc. (p)	14,441	437,707
Tellabs, Inc. (p) *	43,515	309,827

		25,953,822

Computers & Peripherals 3.9%
Apple Computer, Inc. *	37,870	2,912,203
Dell, Inc. *	233,996	9,771,673
EMC Corp. *	225,705	2,956,736
Gateway, Inc. (p) *	35,202	166,505
Hewlett-Packard Co.	284,443	5,572,238
International Business Machines Corp.	156,797	14,647,976
Lexmark International, Inc., Class A *	12,159	1,013,453
NCR Corp. (p) *	17,556	600,064
Network Appliance, Inc. *	33,794	1,076,001
QLogic Corp. *	8,716	333,648
Sun Microsystems, Inc. *	316,767	1,381,104

		40,431,601

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	45,739	1,011,289
Jabil Circuit, Inc. *	18,979	447,335
Molex, Inc.	17,747	509,694
Sanmina-SCI Corp. *	49,087	303,358
Solectron Corp. *	91,446	454,486
Symbol Technologies, Inc. (p)	22,666	414,788
Tektronix, Inc.	8,478	244,336

		3,385,286

Internet Software & Services 0.5%
Yahoo!, Inc. *	129,494	4,559,484

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	12,107	$656,078
Automatic Data Processing, Inc.	54,869	2,385,704
Computer Sciences Corp. *	17,826	918,395
Convergys Corp. *	13,337	190,586
Electronic Data Systems Corp. (p)	48,400	1,036,728
First Data Corp.	78,163	3,184,361
Fiserv, Inc. *	18,423	704,680
Paychex, Inc.	35,622	1,086,115
Sabre Holdings, Inc., Class A	12,761	269,257
SunGard Data Systems, Inc. *	27,209	731,650
Unisys Corp. *	31,641	248,382

		11,411,936

Office Electronics 0.1%
Xerox Corp. *	89,818	1,426,310

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc. (p) *	36,349	574,314
Altera Corp. *	35,066	673,267
Analog Devices, Inc.	35,400	1,270,506
Applied Materials, Inc. *	159,956	2,543,300
Applied Micro Circuits Corp. (p) *	29,024	96,069
Broadcom Corp., Class A *	30,996	986,603
Freescale Semiconductor, Inc., Class B	36,717	641,446
Intel Corp.	595,561	13,370,345
KLA-Tencor Corp. *	18,410	851,463
Linear Technology Corp.	28,920	1,091,441
LSI Logic Corp. (p) *	36,257	221,530
Maxim Integrated Products, Inc.	30,635	1,195,071
Micron Technology, Inc. *	57,683	600,480
National Semiconductor Corp. *	33,733	571,100
Novellus Systems, Inc. *	13,167	344,317
NVIDIA Corp. *	15,656	358,836
PMC-Sierra, Inc. *	16,786	172,560
Teradyne, Inc. (p) *	18,290	256,609
Texas Instruments, Inc.	162,753	3,777,497
Xilinx, Inc.	32,807	957,636

		30,554,390

Software 4.2%
Adobe Systems, Inc.	22,476	1,278,885
Autodesk, Inc.	21,617	634,891
BMC Software, Inc. (p) *	20,906	351,848
Citrix Systems, Inc.	15,955	342,235
Computer Associates International, Inc. (p)	55,162	1,499,855
Compuware Corp. *	36,466	251,615

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Electronic Arts, Inc. *	28,759	$1,850,354
Intuit, Inc. *	17,654	688,506
Mercury Interactive Corp. *	7,952	348,059
Microsoft Corp.	1,023,991	26,910,484
Novell, Inc. (p) *	35,404	204,281
Oracle Corp. *	483,048	6,651,571
Parametric Technology Corp. (p) *	25,349	144,489
Siebel Systems, Inc. *	47,865	416,904
Symantec Corp. *	59,734	1,394,789
Veritas Software Corp. *	39,760	1,022,627

		43,991,393

MATERIALS 3.1%
Chemicals 1.7%
Air Products & Chemicals, Inc.	21,410	1,261,263
Dow Chemical Co.	88,818	4,414,255
DuPont	93,548	4,449,143
Eastman Chemical Co.	7,340	397,461
Ecolab, Inc.	24,273	816,786
Engelhard Corp.	11,520	346,176
Great Lakes Chemical Corp.	4,810	127,224
Hercules, Inc. *	10,546	153,022
International Flavors & Fragrances, Inc.	8,876	374,745
Monsanto Co.	24,903	1,347,999
PPG Industries, Inc.	16,191	1,113,617
Praxair, Inc.	30,586	1,319,786
Rohm & Haas Co.	21,178	936,915
Sigma-Aldrich Corp. (p)	6,503	408,714

		17,467,106

Construction Materials 0.0%
Vulcan Materials Co. (p)	9,646	544,806

Containers & Packaging 0.2%
Ball Corp.	10,606	453,088
Bemis Co., Inc.	10,073	292,117
Pactiv Corp. *	13,980	310,496
Sealed Air Corp. *	7,871	403,782
Temple-Inland, Inc. (p)	5,274	335,427

		1,794,910

Metals & Mining 0.7%
Alcoa, Inc.	81,990	2,419,525
Allegheny Technologies, Inc.	8,995	215,880
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	16,816	618,997
Newmont Mining Corp.	41,811	1,738,919

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Nucor Corp.	14,985	$841,558
Phelps Dodge Corp.	8,992	865,930
United States Steel Corp. (p)	10,709	554,726

		7,255,535

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	24,307	780,255
International Paper Co.	45,831	1,794,284
Louisiana-Pacific Corp.	10,366	265,369
MeadWestvaco Corp.	19,088	551,452
Weyerhaeuser Co.	22,593	1,409,803

		4,801,163

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	28,611	1,574,749
AT&T Corp.	74,963	1,438,540
BellSouth Corp.	172,533	4,527,266
CenturyTel, Inc.	12,675	413,205
Citizens Communications Co.	31,596	426,230
Qwest Communications International, Inc. *	171,040	718,368
SBC Communications, Inc.	312,278	7,419,725
Sprint Corp.	138,550	3,301,647
Verizon Communications, Inc.	260,807	9,282,121

		29,101,851

Wireless Telecommunication Services 0.3%
Nextel Communications, Inc., Class A *	104,672	3,003,040

UTILITIES 3.1%
Electric Utilities 2.1%
Allegheny Energy, Inc. (p) *	12,928	250,027
Ameren Corp. (p)	18,348	919,602
American Electric Power Co., Inc.	37,271	1,313,803
CenterPoint Energy, Inc. (p)	28,994	326,182
Cinergy Corp.	17,071	687,791
Consolidated Edison, Inc. (p)	22,795	1,000,017
DTE Energy Co.	16,385	717,827
Edison International Corp.	30,688	996,439
Entergy Corp.	21,056	1,463,813
Exelon Corp.	62,405	2,761,421
FirstEnergy Corp.	31,067	1,235,224
FPL Group, Inc.	17,481	1,339,744
PG&E Corp. *	37,970	1,328,950
Pinnacle West Capital Corp. (p)	8,625	359,662
PPL Corp.	17,806	961,524

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Progress Energy, Inc. (p)	23,269	$1,029,653
Southern Co. (p)	69,671	2,352,790
TECO Energy, Inc. (p)	18,807	301,100
TXU Corp. (p)	22,626	1,565,719
Xcel Energy, Inc. (p)	37,708	685,909

		21,597,197

Gas Utilities 0.1%
Keyspan Corp. (p)	15,126	597,023
Nicor, Inc. (p)	4,152	153,292
NiSource, Inc.	25,468	583,217
Peoples Energy	3,544	151,790

		1,485,322

Multi-Utilities & Unregulated Power 0.9%
AES Corp. *	61,110	858,595
Calpine Corp. (p) *	50,326	167,586
CMS Energy Corp. (p) *	18,341	193,131
Constellation Energy Group, Inc.	16,564	828,200
Dominion Resources, Inc.	31,218	2,165,905
Duke Energy Corp.	90,106	2,413,940
Dynegy, Inc., Class A (p) *	35,795	159,288
Public Service Enterprise Group, Inc.	22,390	1,181,072
Sempra Energy	21,983	818,207

		8,785,924

Total Common Stocks (cost $688,068,681)		1,036,821,193

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.8%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 2.32%, 4/17/2005 †ƒ	$ 1,000,000	995,865

	Shares	Value

MUTUAL FUND SHARES 4.7%
Evergreen Institutional Money Market Fund ø	3,819,256	3,819,256
Navigator Prime Portfolio (pp)	45,084,012	45,084,012

Total Short-Term Investments (cost $49,899,133)		49,899,133

Total Investments (cost $737,967,814) 104.4%		1,086,720,326
Other Assets and Liabilities (4.4%)		(45,613,973)

Net Assets 100.0%		$ 1,041,106,353

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

(p)	All or a portion of these securities are on loan.
*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corp. with a cost basis of $3,932,687 at
January 31, 2005. The Fund earned $126,217 of income from Wachovia Corp. during the six months ended January 31,
2005, which is included in dividend income.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of these securities were pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2005:
Financials	20.7%
Information Technology	15.6%
Health Care	12.6%
Industrials	11.8%
Consumer Discretionary	11.7%
Consumer Staples	10.8%
Energy	7.5%
Telecommunication Services	3.1%
Utilities	3.1%
Materials	3.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $737,967,814) including $44,344,886 of
securities loaned	$1,086,720,326
Receivable for Fund shares sold	921,955
Dividends receivable	862,344
Receivable for daily variation margin on open futures contracts	33,250
Receivable for securities lending income	1,506
Receivable from investment advisor	703
Prepaid expenses and other assets	49,173

Total assets	1,088,589,257

Liabilities
Dividends payable	126,511
Payable for Fund shares redeemed	2,004,091
Payable for securities on loan	45,084,012
Distribution Plan expenses payable	2,126
Due to other related parties	55,006
Accrued expenses and other liabilities	211,158

Total liabilities	47,482,904

Net assets	$1,041,106,353

Net assets represented by
Paid-in capital	$790,439,382
Overdistributed net investment income	(40,356)
Accumulated net realized losses on securities and futures contracts	(98,005,878)
Net unrealized gains on securities and futures contracts	348,713,205

Total net assets	$1,041,106,353

Net assets consists of
Class A	$253,945,898
Class B	197,391,822
Class C	202,637,402
Class I	371,928,661
Class IS	15,202,570

Total net assets	$1,041,106,353

Shares outstanding
Class A	5,753,609
Class B	4,495,651
Class C	4,608,771
Class I	8,422,213
Class IS	344,435

Net asset value per share
Class A	$44.14
Class A — Offering price (based on sales charge of 5.75%)	$46.83
Class B	$43.91
Class C	$43.97
Class I	$44.16
Class IS	$44.14

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends	$12,626,862
Interest	15,168

Total investment income	12,642,030

Expenses
Advisory fee	1,682,181
Distribution Plan expenses
Class A	383,887
Class B	1,004,958
Class C	1,012,496
Class IS	19,834
Administrative services fee	531,679
Transfer agent fees	1,034,944
Trustees’ fees and expenses	9,037
Printing and postage expenses	47,666
Custodian and accounting fees	135,385
Registration and filing fees	48,403
Professional fees	17,396
Interest expense	4,935
Other	64,696

Total expenses	5,997,497
Less: Expense reductions	(3,347)
Fee waivers and expense reimbursements	(1,947,546)

Net expenses	4,046,604

Net investment income	8,595,426

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains on:
Securities	5,684,135
Futures contracts	275,189

Net realized gains on securities and futures contracts	5,959,324
Net change in unrealized gains or losses on securities and futures contracts	65,592,493

Net realized and unrealized gains or losses on securities and futures contracts	71,551,817

Net increase in net assets resulting from operations	$80,147,243

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004

Operations
Net investment income		$8,595,426		$10,088,864
Net realized gains on securities and
futures contracts		5,959,324		1,550,111
Net change in unrealized gains or
losses on securities and futures
contracts		65,592,493		111,143,321

Net increase in net assets resulting
from operations		80,147,243		122,782,296

Distributions to shareholders from
Net investment income
Class A		(2,272,688)		(2,697,248)
Class B		(1,074,732)		(859,177)
Class C		(1,087,773)		(856,181)
Class I		(3,958,305)		(5,724,422)
Class IS		(139,687)		(153,886)

Total distributions to shareholders		(8,533,185)		(10,290,914)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	941,444	40,652,549	2,021,463	82,738,224
Class B	160,184	6,823,187	688,413	27,727,559
Class C	398,763	17,110,121	1,120,713	45,196,316
Class I	469,559	20,198,687	2,422,496	98,579,939
Class IS	9,490	398,071	104,193	4,278,286

		85,182,615		258,520,324

Net asset value of shares issued in
reinvestment of distributions
Class A	48,771	2,113,185	61,438	2,508,614
Class B	22,182	959,290	18,980	764,335
Class C	17,099	740,804	14,964	603,104
Class I	42,780	1,851,176	63,120	2,572,309
Class IS	2,991	129,522	3,474	141,764

		5,793,977		6,590,126

Automatic conversion of Class B
shares to Class A shares
Class A	80,025	3,434,487	110,478	4,528,345
Class B	(80,438)	(3,434,487)	(111,032)	(4,528,345)

		0		0

Payment for shares redeemed
Class A	(1,256,647)	(54,659,868)	(1,851,637)	(75,952,519)
Class B	(511,865)	(21,849,821)	(791,796)	(32,208,965)
Class C	(661,635)	(28,285,508)	(1,299,859)	(52,829,955)
Class I	(1,605,724)	(69,888,154)	(4,540,763)	(182,908,331)
Class IS	(41,674)	(1,814,430)	(79,031)	(3,178,809)

		(176,497,781)		(347,078,579)

Net decrease in net assets resulting
from capital share transactions		(85,521,189)		(81,968,129)

Total increase (decrease) in net assets		(13,907,131)		30,523,253
Net assets
Beginning of period		1,055,013,484		1,024,490,231

End of period		$1,041,106,353		$1,055,013,484

Overdistributed net investment income		$(40,356)		$(102,597)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2005, EIMC waived its fees in the amount of $1,682,181 and reimbursed expenses in the amount of $201,384 which combined represents 0.35% of the Fund’s average daily net assets on an annualized basis. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $63,981, which represents 0.05% of the average daily net assets of Class A shares on an anualized basis.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2005, EIS received $15,096 from the sale of Class A shares and $299,565 and $12,178 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $18,432,106 and $97,281,030, respectively, for the six months ended January 31, 2005.

At January 31, 2005, the Fund had open futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2005	Loss

March 2005	19 S&P 500	$ 5,652,384	$ 5,613,077	$ 39,307

During the six months ended January 31, 2005, the Fund loaned securities to certain brokers. At January 31, 2005, the value of securities on loan and the value of collateral amounted to $44,344,886 and $45,084,012, respectively. During the six months ended January 31, 2005, the Fund earned $10,912 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $750,435,115. The gross unrealized appreciation and depreciation on securities based on tax cost was $403,686,993 and $67,401,782, respectively, with a net unrealized appreciation of $336,285,211.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of July 31, 2004, the Fund had $89,659,931 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012

$ 8,650,511	$ 10,210,556	$ 38,182,977	$ 32,615,887

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had average borrowings outstanding of $193,522 on an annualized basis at an average rate of 2.55% and paid interest of $4,935.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. SUBSEQUENT DISTRIBUTIONS

On February 28, 2005, the Fund declared distributions from net investment income to shareholders of record on February 25, 2005. The per share amounts payable on March 1, 2005 are as follows:

Net Investment
Income

Class A	$0.0746
Class B	0.0483
Class C	0.0485
Class I	0.0832
Class IS	0.0745

These distributions are not reflected in the accompanying financial statements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

565220 rv2 3/2005

Evergreen Strategic Value Fund

Evergreen

STRATEGIC VALUE FUND

Semiannual Report as of January 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ’ S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
12	S C H E D U L E O F I N V E S T M E N T S
16	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
17	S TAT E M E N T O F O P E R AT I O N S
18	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
19	N O T E S T O F I N A N C I A L S TAT E M E N T S
24	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Value Fund, which covers the six-month period ended January 31, 2005.

In planning for the investment period, Evergreen’s equity portfolio teams endeavored to prepare for a variety of developments, both geopolitical and fundamental, that could affect market performance. The potential for terrorist activity dominated our geopolitical concerns, while moderating Gross Domestic Product (GDP) growth, higher oil prices, and the Federal Reserve’s intentions for interest rates topped our list of fundamental concerns. Fortunately, the worst of the geopolitical fears failed to materialize as the Olympics and the presidential election passed without incident, yet the fear of such activity likely played a large role regarding market sentiment. Indeed, despite the fundamentals supporting growth in earnings and the economy, light volume and sluggish trading characterized the start of the investment period. Only after oil prices peaked and the presidential election was quickly decided did the equity markets begin to recover.

The fundamentals supporting economic growth, while still solid, had clearly moderated from the beginning of 2004. At times during the investment period, reports on the economy sent mixed signals, a condition we believed was symptomatic of the economy’s transition from recovery to expansion. During recovery, GDP typically surges from the previous recession’s period of weakness. As the recovery matures into expansion, the rates of growth appear less spectacular, and the percentage growth comparisons from prior

1

LETTER TO SHAREHOLDERS continued

periods become more difficult to maintain. As reports on manufacturing, services, consumption and investment continued to indicate more moderate, but still healthy, levels of output, overall economic growth finished the period in the range of 4%.

Higher oil prices also affected market performance as an inverse relationship between stocks and oil became more pronounced during the investment period. Our energy team suggested that supply and demand characteristics pointed to oil being fairly valued in the mid – $30 per barrel range. Yet after allowing for a terror premium of approximately $5 – $10 per barrel, our thinking went, anything above the low $40’s indicated speculative fervor that would likely prove unsustainable over the long-term. The drop in prices from the mid-$50’s to the low $40’s in early November helped confirm our suspicions, yet prices persisted higher in early 2005.

In addition to these challenges, the Federal Reserve maintained their “measured” removal of policy accommodation during the last six months. The central bank gradually raised the federal funds rate by 25 basis points at the conclusion of each Fed meeting, finishing January with its target for the benchmark set at 2.25% . The Fed’s transparency throughout this process, however, limited the potential for major market swings.

While equity market sentiment was challenged and volume was low in the early stages of the period, our portfolio managers remained focused on the positive fundamentals supporting corporate profit growth. All the massive cost cutting and refinancing of debt enabled a majority of companies to significantly strengthen the operating leverage on their income statements. As a result, better than expected sales, with lower costs, resulted in solid margin expansion. Operating earnings for companies in the S&P 500 Index climbed by

2

LETTER TO SHAREHOLDERS continued

approximately 20% during the second half of 2004, once again exceeding consensus forecasts.

In this environment, we continue to recommend a diversified equity strategy, including investment style, market capitalization, and region, in an attempt to participate in markets gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of January 31, 2005

M A N A G E M E N T    T E A M

Timothy E. O’Grady

Value Equity
Team Lead Manager

C U R R E N T    I N V E S T M E N T    S T Y L E

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund’s holdings, as well as the size of the companies in which it invests, or median market capitalization.

P E R F O R M A N C E    A N D    R E T U R N S

Portfolio inception date: 12/31/1981

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	3/11/1998

Nasdaq symbol	ESSAX	ESSBX	ESSCX	ESSIX	ESSSX

6-month return with
sales charge	2.08%	2.89%	6.93%	N/A	N/A

6-month return w/o
sales charge	8.31%	7.89%	7.93%	8.50%	8.32%

Average annual return*

1-year with sales charge	2.59%	3.00%	7.04%	N/A	N/A

1-year w/o sales charge	8.85%	8.00%	8.04%	9.11%	8.85%

5-year	1.54%	2.02%	2.39%	2.98%	2.72%

10-year	10.07%	10.53%	10.53%	10.85%	10.58%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to sales charges. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Classes I and IS prior to their inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for the class’ respective mutual fund expenses. Classes A, B and C have been adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen Strategic Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of January 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2004	1/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,083.07	$5.67
Class B	$ 1,000.00	$ 1,078.92	$9.33
Class C	$ 1,000.00	$ 1,079.29	$9.38
Class I	$ 1,000.00	$ 1,085.01	$4.10
Class IS	$ 1,000.00	$ 1,083.19	$5.41
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.76	$5.50
Class B	$ 1,000.00	$ 1,016.23	$9.05
Class C	$ 1,000.00	$ 1,016.18	$9.10
Class I	$ 1,000.00	$ 1,021.27	$3.97
Class IS	$ 1,000.00	$ 1,020.01	$5.24

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.08% for Class A, 1.78% for Class B, 1.79% for Class C, 0.78% for Class I and 1.03% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS A	(unaudited)	2004	2003	2002[1,2]

Net asset value, beginning of period	$21.63	$19.17	$17.78	$21.93

Income from investment operations
Net investment income	0.16	0.21	0.19	0.02[3]
Net realized and unrealized gains or losses on securities	1.63	2.46	1.39	(4.17)

Total from investment operations	1.79	2.67	1.58	(4.15)

Distributions to shareholders from
Net investment income	(0.17)	(0.21)	(0.19)	0

Net asset value, end of period	$23.25	$21.63	$19.17	$17.78

Total return[4]	8.31%	13.97%	8.98%	(18.92%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,057	$1,803	$ 900	$ 59
Ratios to average net assets
Expenses[5]	1.08%[6]	1.08%	1.08%	0.67%[6]
Net investment income	1.42%[6]	0.96%	1.01%	0.19%[6]
Portfolio turnover rate	40%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS B	(unaudited)	2004	2003	2002[1,2]

Net asset value, beginning of period	$21.59	$19.15	$17.75	$21.93

Income from investment operations
Net investment income	0.08	0.07	0.07	0[3]
Net realized and unrealized gains or losses on securities	1.62	2.45	1.42	(4.18)

Total from investment operations	1.70	2.52	1.49	(4.18)

Distributions to shareholders from
Net investment income	(0.10)	(0.08)	(0.09)	0

Net asset value, end of period	$23.19	$21.59	$19.15	$17.75

Total return[4]	7.89%	13.16%	8.43%	(19.06%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,034	$1,783	$1,066	$ 199
Ratios to average net assets
Expenses[5]	1.78%[6]	1.78%	1.80%	1.90%[6]
Net investment income	0.74%[6]	0.26%	0.32%	0.06%[6]
Portfolio turnover rate	40%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2005
CLASS C	(unaudited)	2004	2003	2002[1,2]

Net asset value, beginning of period	$21.58	$19.15	$17.76	$21.93

Income from investment operations
Net investment income	0.09	0.07	0.07	0[3]
Net realized and unrealized gains or losses on securities	1.62	2.44	1.41	(4.17)

Total from investment operations	1.71	2.51	1.48	(4.17)

Distributions to shareholders from
Net investment income	(0.10)	(0.08)	(0.09)	0

Net asset value, end of period	$23.19	$21.58	$19.15	$17.76

Total return[4]	7.93%	13.13%	8.38%	(19.02%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,676	$1,185	$ 656	$ 139
Ratios to average net assets
Expenses[5]	1.79%[6]	1.78%	1.80%	1.82%[6]
Net investment income (loss)	0.74%[6]	0.26%	0.33%	(0.06%)[6]
Portfolio turnover rate	40%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,				Year Ended June 30,
	January 31, 2005
CLASS I	(unaudited)	2004	2003	2002[1]	2001[1,2]	2001[1]	2000[1]

Net asset value, beginning of period	$21.63	$ 19.18	$ 17.76	$ 23.05	$ 23.00	$ 21.31	$ 23.72

Income from investment operations
Net investment income	0.20	0.27	0.24	0.65[3]	0.02	0.23	0.25
Net realized and unrealized gains
or losses on securities	1.63	2.45	1.42	(5.52)	0.04	1.97	(1.95)

Total from investment operations	1.83	2.72	1.66	(4.87)	0.06	2.20	(1.70)

Distributions to shareholders from
Net investment income	(0.20)	(0.27)	(0.24)	(0.22)	(0.01)	(0.23)	(0.29)
Net realized gains	0	0	0	(0.20)	0	(0.28)	(0.42)

Total distributions to shareholders	(0.20)	(0.27)	(0.24)	(0.42)	(0.01)	(0.51)	(0.71)

Net asset value, end of period	$23.26	$ 21.63	$ 19.18	$ 17.76	$ 23.05	$ 23.00	$ 21.31

Total return	8.50%	14.24%	9.46%	(21.40%)	0.28%	10.38%	(7.33%)

Ratios and supplemental data
Net assets, end of period (thousands)	$690,704	$743,224	$700,894	$732,110	$835,732	$815,097	$750,470
Ratios to average net assets
Expenses[4]	0.78%[5]	0.78%	0.80%	0.77%	0.76%[5]	0.75%	0.75%
Net investment income	1.74%[5]	1.28%	1.36%	1.07%	0.78%[5]	1.01%	1.14%
Portfolio turnover rate	40%	61%	71%	39%	3%	38%	31%

1 Reflects a 10 for 1 stock split issued on April 26, 2002.

2 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended July 31,				Year Ended June 30,
	January 31, 2005
CLASS IS	(unaudited)	2004	2003	2002[1]	2001[1,2]	2001[1]	2000[1]

Net asset value, beginning of period	$21.63	$19.17	$17.76	$23.04	$22.99	$ 21.32	$23.72

Income from investment operations
Net investment income	0.17	0.21	0.20	0.54[3]	0	0.18	0.19
Net realized and unrealized gains
or losses on securities	1.62	2.47	1.41	(5.45)	0.05	1.94	(1.93)

Total from investment operations	1.79	2.68	1.61	(4.91)	0.05	2.12	(1.74)

Distributions to shareholders from
Net investment income	(0.17)	(0.22)	(0.20)	(0.17)	0	(0.17)	(0.24)
Net realized gains	0	0	0	(0.20)	0	(0.28)	(0.42)

Total distributions to shareholders	(0.17)	(0.22)	(0.20)	(0.37)	0	(0.45)	(0.66)

Net asset value, end of period	$23.25	$21.63	$19.17	$17.76	$23.04	$ 22.99	$21.32

Total return	8.32%	14.03%	9.14%	(21.58%)	0.26%	10.06%	(7.56%)

Ratios and supplemental data
Net assets, end of period (thousands)	$8,302	$8,341	$6,728	$5,765	$9,884	$10,093	$6,724
Ratios to average net assets
Expenses[4]	1.03%[5]	1.03%	1.05%	1.01%	1.01%[5]	1.01%	1.00%
Net investment income	1.48%[5]	1.03%	1.10%	0.82%	0.54%[5]	0.75%	0.87%
Portfolio turnover rate	40%	61%	71%	39%	3%	38%	31%

1 Reflects a 10 for 1 stock split issued on April 26, 2002.

2 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 9.3%
Media 8.1%
Comcast Corp., Class A *	644,808	$20,382,381
Liberty Media Corp., Class A *	927,409	9,682,150
News Corp., Ltd., ADR (p)	526,671	8,953,407
Time Warner, Inc. *	1,011,179	18,201,222

		57,219,160

Textiles, Apparel & Luxury Goods 1.2%
Liz Claiborne, Inc.	196,605	8,245,614

CONSUMER STAPLES 8.9%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	84,815	4,171,202
PepsiCo, Inc.	181,687	9,756,592

		13,927,794

Food Products 2.9%
General Mills, Inc.	275,176	14,581,576
H.J. Heinz Co.	160,395	6,064,535

		20,646,111

Household Products 0.9%
Kimberly-Clark Corp.	92,388	6,052,338

Tobacco 3.1%
Altria Group, Inc.	347,525	22,182,521

ENERGY 9.8%
Energy Equipment & Services 2.2%
ENSCO International, Inc.	212,611	7,277,674
Schlumberger, Ltd.	122,274	8,319,523

		15,597,197

Oil & Gas 7.6%
Exxon Mobil Corp.	672,640	34,708,224
Kerr-McGee Corp.	121,239	7,486,508
Marathon Oil Corp.	163,822	6,344,826
Unocal Corp.	99,113	4,714,806

		53,254,364

FINANCIALS 29.4%
Capital Markets 5.6%
Bank of New York Co.	341,615	10,149,382
Merrill Lynch & Co., Inc.	238,109	14,303,207
Morgan Stanley	268,055	15,000,358

		39,452,947

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 8.6%
Bank of America Corp.	617,366	$28,627,261
SunTrust Banks, Inc.	114,109	8,218,130
U.S. Bancorp	395,514	11,885,196
Wells Fargo & Co.	196,109	12,021,482

		60,752,069

Consumer Finance 1.1%
American Express Co.	141,631	7,556,014

Diversified Financial Services 6.9%
Citigroup, Inc.	717,258	35,181,505
JPMorgan Chase & Co.	366,150	13,668,380

		48,849,885

Insurance 4.0%
Allstate Corp.	229,618	11,581,932
American International Group, Inc.	251,652	16,682,011

		28,263,943

Thrifts & Mortgage Finance 3.2%
Sovereign Bancorp, Inc.	389,982	8,868,191
Washington Mutual, Inc.	336,610	13,582,213

		22,450,404

HEALTH CARE 8.6%
Health Care Equipment & Supplies 3.1%
Boston Scientific Corp. *	146,005	4,826,925
Medtronic, Inc.	194,406	10,204,371
Thermo Electron Corp. *	236,690	7,086,499

		22,117,795

Pharmaceuticals 5.5%
Abbott Laboratories	153,349	6,903,772
Merck & Co., Inc.	159,219	4,466,093
Pfizer, Inc.	701,898	16,957,856
Wyeth	260,974	10,342,399

		38,670,120

INDUSTRIALS 10.5%
Aerospace & Defense 2.0%
Honeywell International, Inc.	148,559	5,345,153
Northrop Grumman Corp.	171,573	8,901,207

		14,246,360

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 6.3%
3M Co.	85,922	$7,248,380
General Electric Co.	627,306	22,664,565
Tyco International, Ltd.	401,677	14,516,607

		44,429,552

Machinery 2.2%
Illinois Tool Works, Inc.	76,418	6,646,838
Ingersoll-Rand Co., Ltd., Class A	120,195	8,940,104

		15,586,942

INFORMATION TECHNOLOGY 8.2%
Communications Equipment 1.7%
Avaya, Inc. *	581,881	8,349,992
Corning, Inc. *	327,204	3,579,612

		11,929,604

Computers & Peripherals 2.0%
International Business Machines Corp.	148,824	13,903,138

IT Services 1.1%
First Data Corp.	198,847	8,101,027

Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	349,257	7,840,820

Software 2.3%
Microsoft Corp.	619,797	16,288,265

MATERIALS 5.4%
Chemicals 2.6%
Dow Chemical Co.	228,354	11,349,194
Monsanto Co.	129,852	7,028,888

		18,378,082

Metals & Mining 2.8%
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	182,115	6,703,653
Peabody Energy Corp.	72,348	6,131,493
Phelps Dodge Corp.	66,902	6,442,663

		19,277,809

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 4.2%
Sprint Corp.	822,527	19,600,818
Verizon Communications, Inc.	276,490	9,840,279

		29,441,097

Wireless Telecommunication Services 1.5%
Western Wireless Corp., Class A	288,015	10,881,207

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 3.5%
Electric Utilities 3.5%
DPL, Inc.	432,190	$11,232,618
Exelon Corp.	145,037	6,417,887
PG&E Corp. *	195,560	6,844,600

		24,495,105

Total Common Stocks (cost $596,924,364)		700,037,284

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Evergreen Institutional Money Market Fund ø	14,451,431	14,451,431
Navigator Prime Portfolio (pp)	11,620,347	11,620,347

Total Short-Term Investments (cost $26,071,778)		26,071,778

Total Investments (cost $622,996,142) 103.0%		726,109,062
Other Assets and Liabilities (3.0%)		(21,336,938)

Net Assets 100.0%		$704,772,124

*	Non-income producing security
(p)	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of January 31, 2005:

Financials	29.5%
Industrials	10.6%
Energy	9.8%
Consumer Discretionary	9.4%
Consumer Staples	9.0%
Health Care	8.7%
Information Technology	8.3%
Telecommunication Services	5.8%
Materials	5.4%
Utilities	3.5%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2005 (unaudited)

Assets
Investments in securities, at value (cost $622,996,142) including
$11,492,818 of securities loaned	$726,109,062
Receivable for Fund shares sold	128,199
Dividends receivable	627,680
Receivable for securities lending income	813
Prepaid expenses and other assets	48,208

Total assets	726,913,962

Liabilities
Dividends payable	275,773
Payable for securities purchased	1,770,946
Payable for Fund shares redeemed	8,393,446
Payable for securities on loan	11,620,347
Advisory fee payable	12,025
Distribution Plan expenses payable	173
Due to other related parties	2,744
Accrued expenses and other liabilities	66,384

Total liabilities	22,141,838

Net assets	$704,772,124

Net assets represented by
Paid-in capital	$622,715,848
Overdistributed net investment income	(32,791)
Accumulated net realized losses on securities	(21,023,853)
Net unrealized gains on securities	103,112,920

Total net assets	$704,772,124

Net assets consists of
Class A	$2,056,748
Class B	2,034,030
Class C	1,675,558
Class I	690,704,031
Class IS	8,301,757

Total net assets	$704,772,124

Shares outstanding
Class A	88,464
Class B	87,693
Class C	72,251
Class I	29,698,868
Class IS	357,083

Net asset value per share
Class A	$23.25
Class A — Offering price (based on sales charge of 5.75%)	$24.67
Class B	$23.19
Class C	$23.19
Class I	$23.26
Class IS	$23.25

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $6,827)	$9,300,269

Expenses
Advisory fee	2,287,347
Distribution Plan expenses
Class A	2,702
Class B	9,651
Class C	7,690
Class IS	10,222
Administrative services fee	368,376
Transfer agent fees	44,389
Trustees’ fees and expenses	6,436
Printing and postage expenses	28,882
Custodian and accounting fees	94,645
Registration and filing fees	36,157
Professional fees	14,729
Other	5,520

Total expenses	2,916,746
Less: Expense reductions	(2,413)

Net expenses	2,914,333

Net investment income	6,385,936

Net realized and unrealized gains or losses on securities
Net realized gains on securities	48,777,535
Net change in unrealized gains or losses on securities	4,714,684

Net realized and unrealized gains or losses on securities	53,492,219

Net increase in net assets resulting from operations	$59,878,155

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2005		Year Ended
	(unaudited)		July 31, 2004

Operations
Net investment income		$6,385,936		$9,843,187
Net realized gains on securities		48,777,535		58,230,185
Net change in unrealized gains or losses
on securities		4,714,684		36,608,103

Net increase in net assets resulting
from operations		59,878,155		104,681,475

Distributions to shareholders from
Net investment income
Class A		(13,680)		(11,873)
Class B		(8,790)		(5,217)
Class C		(6,932)		(3,455)
Class I		(6,464,371)		(9,849,832)
Class IS		(62,683)		80,270

Total distributions to shareholders		(6,556,456)		(9,950,647)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	28,530	641,426	56,562	1,209,779
Class B	11,891	264,195	41,132	849,358
Class C	26,214	572,290	36,244	758,093
Class I	1,206,776	26,791,364	8,037,100	164,001,151
Class IS	69,189	1,564,088	244,988	5,121,944

		29,833,363		171,940,325

Net asset value of shares issued in
reinvestment of distributions
Class A	560	12,647	506	10,586
Class B	328	7,417	201	4,149
Class C	231	5,208	114	2,355
Class I	51,095	1,151,246	104,486	2,174,314
Class IS	1,704	38,402	2,261	47,176

		1,214,920		2,238,580

Automatic conversion of Class B
shares to Class A shares
Class A	910	20,404	5,291	104,783
Class B	(912)	(20,404)	(5,296)	(104,783)

		0		0

Payment for shares redeemed
Class A	(24,925)	(551,127)	(25,943)	(553,786)
Class B	(6,224)	(140,168)	(9,106)	(191,393)
Class C	(9,121)	(203,746)	(15,677)	(329,293)
Class I	(5,916,748)	(132,820,469)	(10,332,796)	(217,320,847)
Class IS	(99,430)	(2,219,873)	(212,559)	(4,421,977)

		(135,935,383)		(222,817,296)

Net decrease in net assets resulting
from capital share transactions		(104,887,100)		(48,638,391)

Total increase (decrease) in net assets		(51,565,401)		46,092,437
Net assets
Beginning of period		756,337,525		710,245,088

End of period	$ 704,772,124		$ 756,337,525

Undistributed (overdistributed) net
investment income		$(32,791)		$137,729

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . O R G A N I Z AT I O N

Evergreen Strategic Value Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T    A C C O U N T I N G    P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY    F E E    A N D    O T H E R    T R A N S A C T I O N S    W I T H   A F F I L I AT E S

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended January 31, 2005, the Fund paid brokerage commissions of $7,850 to Wachovia Securities, LLC.

4 . D I S T R I B U T I O N    P L A N S

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended January 31, 2005, EIS received $723 from the sale of Class A shares and $3,522 in contingent deferred sales charges from redemptions of Class B shares.

5 . S E C U R I T I E S    T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $289,290,370 and $379,146,955, respectively, for the six months ended January 31, 2005.

During the six months ended January 31, 2005, the Fund loaned securities to certain brokers. At January 31, 2005, the value of securities on loan and the value of collateral amounted to $11,492,818 and $11,620,347, respectively. During the six months ended January 31, 2005, the Fund earned $4,601 in income from securities lending which is included in dividend income on the Statement of Operations.

On January 31, 2005, the aggregate cost of securities for federal income tax purposes was $629,441,529. The gross unrealized appreciation and depreciation on securities based on tax cost was $117,081,919 and $20,414,386, respectively, with a net unrealized appreciation of $96,667,533.

As of July 31, 2004, the Fund had $64,917,848 in capital loss carryovers for federal income tax purposes with $60,166,275 expiring in 2011 and $4,751,573 expiring in 2012.

6 . I N T E R F U N D    L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2005, the Fund did not participate in the interfund lending program.

7 . E X P E N S E    R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8 . D E F E R R E D    T R U S T E E S ’    F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9 . F I N A N C I N G    A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2005, the Fund had no borrowings under this agreement.

1 0 . C O N C E N T R AT I O N    O F    R I S K

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

1 1 . R E G U L AT O RY    M AT T E R S    A N D    L E G A L    P R O C E E D I N G S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

1 2 . S U B S E Q U E N T    D I S T R I B U T I O N S

On February 28, 2005, the Fund declared distributions from net investment income to shareholder of record on February 25, 2005. The per share amounts payable on March 1, 2005 are as follows:

Net
Investment
Income

Class A	$.0310
Class B	.0188
Class C	.0186
Class IS	.0332
Class I	.0373

These distributions are not reflected in the accompanying financial statements.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565223 rv2 3/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565223 rv2 3/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 28, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 28, 2005